Schedule of Investments (unaudited)	iShares® iBonds® 2026 Term High Yield and Income ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Summer BC Bidco B LLC, 5.50%, 10/31/26 (Call 07/15/23)(a)	$165	$137,820

Aerospace & Defense — 4.0%
Bombardier Inc., 7.13%, 06/15/26 (Call 06/15/23)(a)	488	486,097
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26 (Call 08/15/23)(a)(b)	200	163,932
Spirit AeroSystems Inc., 3.85%, 06/15/26 (Call 03/15/26)	129	121,187
TransDigm Inc.
6.25%, 03/15/26 (Call 03/15/23)(a)	1,491	1,490,448
6.38%, 06/15/26 (Call 06/15/23)(b)	331	326,872
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 05/15/23)	165	163,576
		2,752,112
Agriculture — 0.5%
Turning Point Brands Inc., 5.63%, 02/15/26 (Call 02/15/23)(a)(b)	102	92,954
Vector Group Ltd., 10.50%, 11/01/26 (Call 11/01/23)(a)	239	240,596
		333,550
Airlines — 5.4%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)	490	453,368
Air Canada Pass Through Trust, Series 2020-1, Class C, 10.50%, 07/15/26(a)	115	121,914
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/26(a)	1,413	1,385,728
American Airlines Pass Through Trust, Series 2014-1, Class A, 3.70%, 04/01/28	176	155,290
Delta Air Lines Inc., 7.38%, 01/15/26 (Call 12/15/25)(b)	350	366,132
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(a)	493	471,204
United Airlines Inc., 4.38%, 04/15/26 (Call 10/15/25)(a)	820	778,934
		3,732,570
Apparel — 0.8%
Hanesbrands Inc., 4.88%, 05/15/26 (Call 02/15/26)(a)(b)	372	347,824
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	248	226,354
		574,178
Auto Manufacturers — 3.1%
Ford Motor Co., 4.35%, 12/08/26 (Call 09/08/26)(b)	537	523,070
Ford Motor Credit Co. LLC
2.70%, 08/10/26 (Call 07/10/26)	530	472,993
4.39%, 01/08/26	440	423,337
4.54%, 08/01/26 (Call 06/01/26)	275	261,275
6.95%, 03/06/26	220	225,007
JB Poindexter & Co. Inc., 7.13%, 04/15/26 (Call 04/15/23)(a)	247	243,893
		2,149,575
Auto Parts & Equipment — 1.8%
Adient Global Holdings Ltd., 4.88%, 08/15/26 (Call 08/15/23)(a)(b)	335	317,885
Clarios Global LP/Clarios US Finance Co., 6.25%, 05/15/26 (Call 05/15/23)(a)	364	361,863
Goodyear Tire & Rubber Co. (The), 5.00%, 05/31/26 (Call 05/31/23)(b)	384	371,432
IHO Verwaltungs GmbH, 4.75%, 09/15/26 (Call 09/15/23), (5.50% PIK)(a)(c)	205	187,714
		1,238,894
Banks — 1.2%
Freedom Mortgage Corp., 7.63%, 05/01/26 (Call 05/01/23)(a)	246	216,524
Intesa Sanpaolo SpA, 5.71%, 01/15/26(a)	610	598,313
		814,837
Chemicals — 1.4%
GPD Companies Inc., 10.13%, 04/01/26 (Call 04/01/23)(a)	196	175,720
Security	Par (000)	Value

Chemicals (continued)
INEOS Quattro Finance 2 PLC., 3.38%, 01/15/26 (Call 01/15/24)(a)	$190	$174,327
Mativ Holdings Inc., 6.88%, 10/01/26 (Call 10/01/23)(a)	146	135,047
Rayonier AM Products Inc., 7.63%, 01/15/26 (Call 01/15/24)(a)	193	179,996
SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26 (Call 11/01/23)(a)	300	276,810
		941,900
Commercial Services — 6.1%
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26 (Call 10/15/23)(a)	225	202,565
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 07/15/26 (Call 07/15/23)(a)	782	752,980
Alta Equipment Group Inc., 5.63%, 04/15/26 (Call 03/23/23)(a)	127	118,436
Block Inc., 2.75%, 06/01/26 (Call 05/01/26)	416	378,211
Cimpress PLC
7.00%, 06/15/26	15	10,492
7.00%, 06/15/26 (Call 06/15/23)(a)(b)	235	164,378
CoreCivic Inc., 8.25%, 04/15/26 (Call 04/15/24)(b)	277	284,346
CPI CG Inc., 8.63%, 03/15/26 (Call 03/15/23)(a)(b)	118	116,459
Graham Holdings Co., 5.75%, 06/01/26 (Call 06/01/23)(a)	193	190,779
Hertz Corp. (The), 4.63%, 12/01/26 (Call 12/01/23)(a)(b)	203	180,364
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., 5.00%, 02/01/26 (Call 02/01/23)(a)	165	152,183
MoneyGram International Inc., 5.38%, 08/01/26 (Call 08/01/23)(a)(b)	196	199,467
Prime Security Services Borrower LLC/Prime Finance Inc., 5.75%, 04/15/26(a)	544	535,753
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26 (Call 11/01/23)(a)	189	178,983
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/23)(a)	413	414,846
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26 (Call 04/15/23)(a)	351	324,938
		4,205,180
Computers — 0.8%
Vericast Corp., 11.00%, 09/15/26 (Call 09/15/23)(a)	519	561,952

Cosmetics & Personal Care — 0.8%
Coty Inc.
5.00%, 04/15/26 (Call 04/15/23)(a)	373	357,308
6.50%, 04/15/26 (Call 04/15/23)(a)(b)	194	191,284
		548,592
Distribution & Wholesale — 0.1%
Wesco Aircraft Holdings Inc., 9.00%, 11/15/26 (Call 11/15/23)(a)	75	50,223

Diversified Financial Services — 3.3%
Avation Capital SA, 8.25%, 05/15/21 (Call 03/03/23), (9.00% PIK)(a)(b)(c)	141	120,462
Brightsphere Investment Group Inc., 4.80%, 07/27/26	115	106,765
Credit Acceptance Corp., 6.63%, 03/15/26 (Call 03/15/23)(b)	162	148,223
goeasy Ltd., 4.38%, 05/01/26 (Call 04/27/23)(a)(b)	130	116,414
Jefferson Capital Holdings LLC, 6.00%, 08/15/26 (Call 08/15/23)(a)	116	97,459
LFS Topco LLC, 5.88%, 10/15/26 (Call 10/15/23)(a)(b)	123	101,786
Navient Corp., 6.75%, 06/15/26	204	201,527
OneMain Finance Corp., 7.13%, 03/15/26	650	646,438
PHH Mortgage Corp., 7.88%, 03/15/26 (Call 03/15/23)(a)	158	144,322
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 2.88%, 10/15/26 (Call 10/15/23)(a)	477	425,484
SLM Corp., 3.13%, 11/02/26 (Call 10/02/26)	204	180,128
		2,289,008
Electric — 1.5%
Calpine Corp., 5.25%, 06/01/26 (Call 06/01/23)(a)(b)	179	173,440

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2026 Term High Yield and Income ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
FirstEnergy Corp., Series A, 1.60%, 01/15/26 (Call 12/15/25)	$140	$126,378
NextEra Energy Operating Partners LP, 3.88%, 10/15/26 (Call 07/15/26)(a)	206	191,978
Terraform Global Operating LP, 6.13%, 03/01/26 (Call 03/01/23)(a)	146	138,878
Vistra Operations Co. LLC, 5.50%, 09/01/26 (Call 09/01/23)(a)(b)	409	398,448
		1,029,122
Energy - Alternate Sources — 0.6%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 11/15/23)(a)(b)	305	285,623
Sunnova Energy Corp., 5.88%, 09/01/26 (Call 09/01/23)(a)(b)	162	145,808
		431,431
Engineering & Construction — 0.4%
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26 (Call 02/01/23)(a)	156	148,566
INNOVATE Corp., 8.50%, 02/01/26 (Call 02/01/23)(a)	133	100,209
		248,775
Entertainment — 2.4%
CCM Merger Inc., 6.38%, 05/01/26 (Call 11/01/23)(a)	116	112,207
Cinemark USA Inc., 5.88%, 03/15/26 (Call 03/15/23)(a)	170	152,784
Empire Resorts Inc., 7.75%, 11/01/26 (Call 11/01/23)(a)	120	97,998
Golden Entertainment Inc., 7.63%, 04/15/26 (Call 04/15/23)(a)(b)	146	146,885
International Game Technology PLC, 4.13%, 04/15/26 (Call 04/15/23)(a)	275	261,739
Live Nation Entertainment Inc., 5.63%, 03/15/26 (Call 03/15/23)(a)(b)	137	132,956
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(a)	160	152,518
Mohegan Gaming & Entertainment, 8.00%, 02/01/26 (Call 02/01/23)(a)	460	435,712
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26 (Call 11/01/23)(a)(b)	147	136,731
		1,629,530
Environmental Control — 0.6%
GFL Environmental Inc., 5.13%, 12/15/26 (Call 12/15/23)(a)	219	213,107
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 02/15/23)(a)	210	195,321
		408,428
Food — 1.2%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/23)(a)	324	299,194
7.50%, 03/15/26 (Call 03/15/23)(a)	258	265,464
FAGE International SA/FAGE USA Dairy Industry Inc., 5.63%, 08/15/26 (Call 08/15/23)(a)	120	112,740
Sigma Holdco BV, 7.88%, 05/15/26 (Call 05/15/23)(a)	190	146,287
		823,685
Forest Products & Paper — 0.4%
Mercer International Inc., 5.50%, 01/15/26 (Call 03/03/23)	128	123,523
Resolute Forest Products Inc., 4.88%, 03/01/26 (Call 03/01/23)(a)	142	140,743
		264,266
Gas — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.88%, 08/20/26 (Call 05/20/26)(b)	277	267,560

Health Care - Services — 4.9%
CHS/Community Health Systems Inc., 8.00%, 03/15/26 (Call 03/15/23)(a)(b)	860	834,965
Hadrian Merger Sub Inc., 8.50%, 05/01/26 (Call 05/01/23)(a)	126	105,573
IQVIA Inc., 5.00%, 10/15/26 (Call 10/15/23)(a)	375	365,513
RegionalCare Hospital Partners Holdings Inc./LifePoint
Health Inc., 9.75%, 12/01/26 (Call 12/01/23)(a)	538	471,250
Security	Par (000)	Value

Health Care - Services (continued)
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/23)(a)	$498	$486,332
Tenet Healthcare Corp., 4.88%, 01/01/26 (Call 03/01/23)	852	829,652
U.S. Acute Care Solutions LLC, 6.38%, 03/01/26 (Call 03/01/23)(a)	295	267,164
		3,360,449
Holding Companies - Diversified — 0.8%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 05/15/26 (Call 05/15/23)	522	515,162

Home Builders — 0.5%
Forestar Group Inc., 3.85%, 05/15/26 (Call 05/15/23)(a)	162	145,212
K Hovnanian Enterprises Inc.
7.75%, 02/15/26 (Call 02/15/23)(a)	106	103,051
10.50%, 02/15/26 (Call 02/15/23)(a)(b)	116	115,566
		363,829
Housewares — 1.3%
Newell Brands Inc., 4.45%, 04/01/26 (Call 01/01/26)	810	769,427
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/26 (Call 12/15/23)(b)	129	127,042
		896,469
Insurance — 1.1%
Acrisure LLC/Acrisure Finance Inc., 10.13%, 08/01/26 (Call 08/01/23)(a)(b)	164	164,771
Hub International Ltd., 7.00%, 05/01/26 (Call 05/01/23)(a)	597	593,866
		758,637
Internet — 2.0%
Cogent Communications Group Inc., 3.50%, 05/01/26 (Call 02/01/26)(a)(b)	204	189,024
Millennium Escrow Corp., 6.63%, 08/01/26 (Call 08/01/23)(a)	314	218,252
Netflix Inc., 4.38%, 11/15/26	360	357,844
Uber Technologies Inc., 8.00%, 11/01/26 (Call 11/01/23)(a)	570	582,369
		1,347,489
Iron & Steel — 0.8%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26 (Call 07/15/23)(a)	237	231,130
Cleveland-Cliffs Inc., 6.75%, 03/15/26 (Call 03/15/23)(a)	341	346,258
		577,388
Leisure Time — 3.6%
Carnival Corp.
7.63%, 03/01/26 (Call 03/01/24)(a)(b)	572	520,612
10.50%, 02/01/26 (Call 08/01/23)(a)	317	331,401
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/24)(a)	377	363,967
8.00%, 04/15/26 (Call 02/01/23)(a)(b)	203	197,133
NCL Corp. Ltd., 5.88%, 03/15/26 (Call 12/15/25)(a)	563	486,978
Royal Caribbean Cruises Ltd.
4.25%, 07/01/26 (Call 01/01/26)(a)(b)	259	224,626
5.50%, 08/31/26 (Call 02/28/26)(a)	402	359,613
		2,484,330
Lodging — 3.1%
Genting New York LLC, 3.30%, 02/15/26 (Call 01/15/26)(a)	225	201,085
Las Vegas Sands Corp., 3.50%, 08/18/26 (Call 06/18/26)	406	377,604
Melco Resorts Finance Ltd., 5.25%, 04/26/26 (Call 03/02/23)(d)	205	191,837
MGM China Holdings Ltd., 5.88%, 05/15/26 (Call 05/15/23)(a)(b)	295	281,395
MGM Resorts International, 4.63%, 09/01/26 (Call 06/01/26)	166	156,413
Sands China Ltd., 4.30%, 01/08/26 (Call 12/08/25)	310	293,744
Travel + Leisure Co., 6.63%, 07/31/26 (Call 04/30/26)(a)	268	266,033
Wynn Macau Ltd., 5.50%, 01/15/26 (Call 06/15/23)(a)	415	387,946
		2,156,057

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2026 Term High Yield and Income ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery — 1.2%
Manitowoc Co. Inc. (The), 9.00%, 04/01/26 (Call 04/01/23)(a)(b)	$124	$121,948
Stevens Holding Co. Inc., 6.13%, 10/01/26 (Call 10/01/23)(a)	178	180,633
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 04/15/23)(a)	267	252,502
Weir Group PLC (The), 2.20%, 05/13/26 (Call 04/13/26)(a)	335	299,801
		854,884
Manufacturing — 1.2%
EnPro Industries Inc., 5.75%, 10/15/26 (Call 10/15/23)	152	149,837
FXI Holdings Inc., 12.25%, 11/15/26 (Call 11/15/23)(a)	305	276,101
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 01/15/24)(a)(b)	230	226,582
Hillenbrand Inc., 5.00%, 09/15/26 (Call 07/15/26)	163	158,554
		811,074
Media — 5.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.50%, 05/01/26 (Call 05/01/23)(a)	317	311,563
Cumulus Media New Holdings Inc., 6.75%, 07/01/26 (Call 07/01/23)(a)(b)	158	131,908
DISH DBS Corp.
5.25%, 12/01/26 (Call 06/01/26)(a)	1,123	967,633
7.75%, 07/01/26(b)	789	640,060
Gannett Holdings LLC, 6.00%, 11/01/26 (Call 11/01/23)(a)(b)	141	111,641
Gray Television Inc., 5.88%, 07/15/26 (Call 07/15/23)(a)	291	266,798
iHeartCommunications Inc., 6.38%, 05/01/26 (Call 05/01/23)	330	316,424
Radiate Holdco LLC/Radiate Finance Inc., 4.50%, 09/15/26 (Call 09/15/23)(a)	363	278,051
Sirius XM Radio Inc., 3.13%, 09/01/26 (Call 09/01/23)(a)	408	367,836
TEGNA Inc., 4.75%, 03/15/26 (Call 03/15/23)(a)	245	238,015
Townsquare Media Inc., 6.88%, 02/01/26 (Call 02/01/23)(a)	211	197,844
		3,827,773
Mining — 1.3%
Constellium SE, 5.88%, 02/15/26 (Call 03/03/23)(a)(b)	120	118,303
Hudbay Minerals Inc.
4.50%, 04/01/26 (Call 04/01/23)(a)	15	13,819
4.50%, 04/01/26 (Call 04/01/23)(d)	215	198,071
JW Aluminum Continuous Cast Co., 10.25%, 06/01/26 (Call 06/01/23)(a)	124	125,502
Novelis Corp., 3.25%, 11/15/26 (Call 11/15/23)(a)	308	278,857
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/23)(a)	164	155,424
		889,976
Oil & Gas — 9.2%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26 (Call 02/15/23)(a)	309	307,501
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/26 (Call 11/01/23)(a)	247	236,283
Berry Petroleum Co. LLC, 7.00%, 02/15/26 (Call 02/15/23)(a)	164	157,848
California Resources Corp., 7.13%, 02/01/26 (Call 02/01/23)(a)(b)	256	249,144
Callon Petroleum Co., 6.38%, 07/01/26 (Call 07/01/23)(b)	129	124,780
Chesapeake Energy Corp., 5.50%, 02/01/26 (Call 02/05/23)(a)	204	198,094
Civitas Resources Inc., 5.00%, 10/15/26 (Call 10/15/23)(a)	169	158,196
Colgate Energy Partners III LLC, 7.75%, 02/15/26 (Call 02/15/24)(a)	124	124,030
Energy Ventures Gom LLC/EnVen Finance Corp., 11.75%, 04/15/26 (Call 04/15/23)(a)	105	109,855
Gulfport Energy Corp., 8.00%, 05/17/26 (Call 05/17/24)	225	223,196
Harbour Energy PLC, 5.50%, 10/15/26 (Call 10/15/23)(a)	205	188,610
Independence Energy Finance LLC, 7.25%, 05/01/26 (Call 05/01/23)(a)	285	273,529
Ithaca Energy North Sea PLC, 9.00%, 07/15/26 (Call 07/15/23)(a)	250	246,608
Security	Par (000)	Value

Oil & Gas (continued)
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 08/01/23)(a)	$167	$161,564
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/23)	317	312,020
Moss Creek Resources Holdings Inc., 7.50%, 01/15/26 (Call 01/15/24)(a)	273	252,151
Nabors Industries Ltd., 7.25%, 01/15/26 (Call 07/15/23)(a)	230	223,675
Oasis Petroleum Inc., 6.38%, 06/01/26 (Call 06/01/23)(a)	168	165,487
Occidental Petroleum Corp.
3.40%, 04/15/26 (Call 01/15/26)(b)	135	128,816
5.55%, 03/15/26 (Call 12/15/25)(b)	458	462,974
PDC Energy Inc., 5.75%, 05/15/26 (Call 05/15/23)	311	300,759
Penn Virginia Holdings LLC., 9.25%, 08/15/26 (Call 08/15/23)(a)	171	173,250
Permian Resources Operating LLC, 5.38%, 01/15/26 (Call 03/03/23)(a)	116	109,393
Precision Drilling Corp., 7.13%, 01/15/26 (Call 11/15/23)(a)	149	148,224
Puma International Financing SA, 5.00%, 01/24/26 (Call 02/13/23)(a)	200	183,642
SM Energy Co., 6.75%, 09/15/26 (Call 09/15/23)	183	180,176
Strathcona Resources Ltd., 6.88%, 08/01/26 (Call 08/01/23)(a)(b)	226	194,613
Talos Production Inc., 12.00%, 01/15/26 (Call 01/15/24)	213	225,891
Tap Rock Resources LLC, 7.00%, 10/01/26 (Call 10/01/23)(a)	209	198,117
Transocean Inc., 7.50%, 01/15/26 (Call 01/15/24)(a)	235	220,754
W&T Offshore Inc., 11.75%, 02/01/26	110	111,923
		6,351,103
Oil & Gas Services — 0.6%
USA Compression Partners LP/USA Compression Finance
Corp., 6.88%, 04/01/26 (Call 04/01/23)	302	296,362
Welltec International ApS, 8.25%, 10/15/26 (Call 10/15/23)(a)(b)	130	131,089
		427,451
Packaging & Containers — 3.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.,
4.13%, 08/15/26 (Call 08/15/23)(a)	495	451,856
Ball Corp., 4.88%, 03/15/26 (Call 12/15/25)	316	311,361
Berry Global Inc., 4.50%, 02/15/26 (Call 02/15/23)(a)(b)	133	129,147
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	167	159,724
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/23)	366	357,124
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	140	146,215
LABL Inc., 6.75%, 07/15/26 (Call 07/15/23)(a)	296	286,868
Trivium Packaging Finance BV, 5.50%, 08/15/26 (Call 08/15/23)(a)	405	389,120
		2,231,415
Pharmaceuticals — 0.7%
Perrigo Finance Unlimited Co., 4.38%, 03/15/26 (Call 12/15/25)	295	279,973
PRA Health Sciences Inc., 2.88%, 07/15/26 (Call 07/15/23)(a)(b)	190	173,859
		453,832
Pipelines — 5.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 7.88%, 05/15/26 (Call 05/15/23)(a)(b)	239	245,231
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.63%, 07/15/26 (Call 07/15/23)(a)	130	128,528
Buckeye Partners LP, 3.95%, 12/01/26 (Call 09/01/26)	243	222,974
EnLink Midstream Partners LP, 4.85%, 07/15/26 (Call 04/15/26)(b)	203	197,091
EQM Midstream Partners LP, 4.13%, 12/01/26 (Call 09/01/26)	200	181,586
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 05/15/26 (Call 02/15/23)(b)	139	133,152
Hess Midstream Operations LP, 5.63%, 02/15/26 (Call 02/15/23)(a)	325	321,770

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2026 Term High Yield and Income ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
New Fortress Energy Inc., 6.50%, 09/30/26 (Call 03/31/23)(a)	$613	$565,915
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 02/01/23)(a)	828	786,592
NGL Energy Partners LP/NGL Energy Finance Corp., 7.50%, 04/15/26 (Call 04/15/23)(b)	135	115,312
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Call 10/15/23)(a)	218	209,254
NuStar Logistics LP, 6.00%, 06/01/26 (Call 03/01/26)	206	201,894
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 8.50%, 10/15/26 (Call 10/15/23)(a)	315	306,561
TransMontaigne Partners LP/TLP Finance Corp., 6.13%, 02/15/26 (Call 02/15/23)	121	105,269
Western Midstream Operating LP, 4.65%, 07/01/26 (Call 04/01/26)	201	193,828
		3,914,957
Real Estate Investment Trusts — 2.5%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/23)(a)	382	360,195
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/26 (Call 03/15/26)(a)(b)	374	332,030
iStar Inc., 5.50%, 02/15/26 (Call 08/15/23)(b)	117	117,883
MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 08/01/26 (Call 08/01/23)(b)	204	186,225
Office Properties Income Trust, 2.65%, 06/15/26 (Call 05/15/26)	130	104,636
RLJ Lodging Trust LP, 3.75%, 07/01/26 (Call 07/01/23)(a)	209	191,950
Service Properties Trust
4.75%, 10/01/26 (Call 08/01/26)	181	149,539
5.25%, 02/15/26 (Call 08/15/25)	150	129,756
Starwood Property Trust Inc., 3.63%, 07/15/26 (Call 01/15/26)(a)	163	146,293
		1,718,507
Retail — 3.8%
Beacon Roofing Supply Inc., 4.50%, 11/15/26 (Call 11/15/23)(a)	131	124,839
CEC Entertainment LLC, 6.75%, 05/01/26 (Call 05/01/23)(a)	274	253,718
Ferrellgas LP/Ferrellgas Finance Corp., 5.38%, 04/01/26 (Call 04/01/23)(a)	264	242,838
Guitar Center Inc., 8.50%, 01/15/26 (Call 01/15/24)(a)	217	189,547
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/26 (Call 02/15/23)(a)	327	298,387
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 04/01/23)(a)	452	433,649
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26 (Call 09/30/23)(a)	294	264,768
Staples Inc., 7.50%, 04/15/26 (Call 04/15/23)(a)	791	702,250
White Cap Parent LLC, 8.25%, 03/15/26 (Call 03/15/23), (9.00% PIK)(a)(b)(c)	128	116,713
		2,626,709
Software — 1.7%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 08/15/23)(a)(b)	179	177,305
Boxer Parent Co. Inc., 9.13%, 03/01/26 (Call 09/01/23)(a)	141	134,407
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/23)(a)	292	277,803
Consensus Cloud Solutions Inc., 6.00%, 10/15/26 (Call 10/15/23)(a)(b)	136	130,575
CWT Travel Group Inc., 8.50%, 11/19/26 (Call 11/19/23)(a)(b)	250	211,955
Security	Par/ Shares (000)	Value

Software (continued)
Fair Isaac Corp., 5.25%, 05/15/26 (Call 02/15/26)(a)	$166	$164,799
Skillz Inc., 10.25%, 12/15/26 (Call 12/15/23)(a)(b)	116	78,908
		1,175,752
Telecommunications — 4.9%
CommScope Inc., 6.00%, 03/01/26 (Call 03/01/23)(a)	611	585,827
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/23)(a)	835	798,552
Hughes Satellite Systems Corp.
5.25%, 08/01/26	304	295,801
6.63%, 08/01/26(b)	303	292,943
Iliad Holding SASU, 6.50%, 10/15/26 (Call 10/15/23)(a)	495	468,523
Lumen Technologies Inc., 5.13%, 12/15/26 (Call 12/15/23)(a)(b)	299	255,702
Sprint LLC, 7.63%, 03/01/26 (Call 11/01/25)	620	655,588
		3,352,936
Toys, Games & Hobbies — 0.4%
Mattel Inc., 3.38%, 04/01/26 (Call 04/01/23)(a)	256	239,465

Trucking & Leasing — 0.3%
NAC Aviation 29 DAC, 4.75%, 06/30/26 (Call 06/01/23)(b)	215	188,632

Water — 0.2%
Solaris Midstream Holdings LLC, 7.63%, 04/01/26 (Call 04/01/23)(a)	161	161,080

Total Long-Term Investments — 97.7%
(Cost: $67,814,552)		67,118,544

Short-Term Securities

Money Market Funds — 13.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(e)(f)(g)	8,659	8,664,662
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(e)(f)	430	430,000

Total Short-Term Securities — 13.2%
(Cost: $9,089,175)		9,094,662

Total Investments — 110.9%
(Cost: $76,903,727)		76,213,206

Liabilities in Excess of Other Assets — (10.9)%		(7,470,655)

Net Assets — 100.0%		$68,742,551

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2026 Term High Yield and Income ETF
January 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,533,406	$2,125,088	(a)	$—		$303	$5,865	$8,664,662	8,659	$13,470	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	490,000	—		(60,000	)(a)	—	—	430,000	430	3,417		—
						$303	$5,865	$9,094,662		$16,887		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$67,118,544	$—	$67,118,544
Short-Term Securities
Money Market Funds	9,094,662	—	—	9,094,662
	$9,094,662	$67,118,544	$—	$76,213,206

Portfolio Abbreviation

PIK	Payment-in-kind
REIT	Real Estate Investment Trust